SUPPLEMENT DATED AUGUST 4, 1997
                       TO PROSPECTUS DATED MAY 1, 1997 FOR


PRUCO LIFE INSURANCE COMPANY
VARIABLE APPRECIABLE ACCOUNT


VARIABLE
APPRECIABLE
LIFE (R)-----------------
INSURANCE CONTRACTS


The purpose of this supplement is to revise the example in the CONTRACT LOANS section and replace the hypothetical illustrations on pages T1 and T2.

The CONTRACT LOANS section begins on page 23. The last paragraph on page 23 is revised to read:

"Consider the Form A Contract issued on a 35 year old male insured illustrated in the table on page T1 with an 8% gross investment return. Assume a $2,000 (5.5%) fixed-rate loan was made under this Contract at the end of Contract year 8 and repaid at the end of Contract year 10 and loan interest was paid when due. Upon repayment, the cash surrender value would be $4,913.63. This amount is lower than the cash surrender value shown on that page for the end of Contract year 10 because the loan amount was credited with the 4% assumed rate of return rather than the 6.89% net return for the designated subaccount[s] resulting from the 8% gross return in the underlying Series Fund."

The hypothetical illustrations on pages T1 and T2 are replaced with the following illustrations with the same page numbers. These new illustrations reflect changes in the cost of insurance rates that Pruco Life is currently charging.


PLVAL-SUP Ed. 8-97  Catalog No. 64N092M

                                                            ILLUSTRATIONS
                                                            -------------

                                            VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                                                    FORM A -- FIXED DEATH BENEFIT
                                                     MALE PREFERRED ISSUE AGE 35
                                                  $60,000 GUARANTEED DEATH BENEFIT
                                          $554.80 MINIMUM INITIAL SCHEDULED PREMIUM (1) (3)
                                                  USING CURRENT SCHEDULE OF CHARGES

                                            DEATH BENEFIT (2)                                    CASH SURRENDER VALUE (2)
                           ---------------------------------------------------- ----------------------------------------------------
                                  ASSUMING HYPOTHETICAL GROSS (AND NET)                ASSUMING HYPOTHETICAL GROSS (AND NET)
               PREMIUMS                ANNUAL INVESTMENT RETURN OF                         ANNUAL INVESTMENT RETURN OF
  END OF     ACCUMULATED   ---------------------------------------------------- ----------------------------------------------------
  POLICY    AT 4% INTEREST   0% GROSS     4% GROSS     8% GROSS     12% GROSS     0% GROSS     4% GROSS     8% GROSS     12% GROSS
   YEAR      PER YEAR (3)  (-1.11% NET)  (2.89% NET)  (6.89% NET)  (10.89% NET) (-1.11% NET)  (2.89% NET)  (6.89% NET)  (10.89% NET)
  ------    -------------- ------------  -----------  -----------  ------------ ------------  -----------  -----------  ------------
     1          $   577       $60,000      $60,000     $ 60,000      $ 60,000      $     0      $     0     $      0      $      0
     2          $ 1,177       $60,000      $60,000     $ 60,000      $ 60,000      $   225      $   274     $    323      $    374
     3          $ 1,801       $60,000      $60,000     $ 60,000      $ 60,000      $   527      $   621     $    720      $    825
     4          $ 2,450       $60,000      $60,000     $ 60,000      $ 60,000      $   819      $   973     $  1,140      $  1,321
     5          $ 3,125       $60,000      $60,000     $ 60,000      $ 60,000      $ 1,101      $ 1,329     $  1,584      $  1,868
     6          $ 3,827       $60,000      $60,000     $ 60,000      $ 60,000      $ 1,512      $ 1,830     $  2,195      $  2,614
     7          $ 4,557       $60,000      $60,000     $ 60,000      $ 60,000      $ 1,937      $ 2,361     $  2,861      $  3,449
     8          $ 5,317       $60,000      $60,000     $ 60,000      $ 60,000      $ 2,350      $ 2,896     $  3,557      $  4,357
     9          $ 6,106       $60,000      $60,000     $ 60,000      $ 60,000      $ 2,752      $ 3,436     $  4,286      $  5,344
    10          $ 6,927       $60,000      $60,000     $ 60,000      $ 60,000      $ 3,143      $ 3,979     $  5,051      $  6,420
    15          $11,553       $60,000      $60,000     $ 60,000      $ 60,000      $ 4,535      $ 6,476     $  9,346      $ 13,594
    20          $17,182       $60,000      $60,000     $ 60,000      $ 60,000      $ 5,526      $ 9,124     $ 15,331      $ 26,022
    25          $24,029       $60,000      $60,000     $ 60,000      $ 86,975      $ 5,864      $11,745     $ 23,744      $ 47,007
30 (AGE 65)     $32,361       $60,000      $60,000     $ 60,000      $134,772      $ 5,167      $14,058     $ 35,862      $ 82,192
    35          $49,128       $60,000      $60,000     $ 78,139      $208,001      $17,084      $22,317     $ 53,038      $141,183
    40          $69,528       $60,000      $60,000     $103,006      $321,162      $28,160      $31,377     $ 76,657      $239,009
    45          $94,348       $60,000      $60,000     $135,417      $497,631      $38,647      $41,792     $108,515      $398,771

----------------

(1)  IF PREMIUMS ARE PAID MORE FREQUENTLY THAN ANNUALLY, THE INITIAL PAYMENTS WOULD BE $284.80 SEMI-ANNUALLY, $145.40 QUARTERLY OR
     $50 MONTHLY. THE ULTIMATATE PAYMENTS WOULD BE $1,775.20 SEMI-ANNUALLY, $897.80 QUARTERLY OR $302.60 MONTHLY. THE DEATH BENEFITS
     AND CASH SURRENDER VALUES WOULD BE SLIGHTLY DIFFERENT FOR A CONTRACT WITH MORE FREQUENT PREMIUM PAYMENTS.

(2)  ASSUMES NO CONTRACT LOAN HAS BEEN MADE.

(3)  VALUES SHOWN IN THE TABLE ARE APPLICABLE TO BOTH THE ORIGINAL CONTRACTS (THE "1984 CONTRACTS") AND THE REVISED CONTRACTS THAT
     FIRST BEGAN TO BE ISSUED IN SEPTEMBER OF 1986 (THE "1986 CONTRACTS"), EXCEPT WHERE THE DEATH BENEFIT HAS BEEN INCREASED TO THE
     CONTRACT FUND DIVIDED BY THE NET SINGLE PREMIUM, IN WHICH CASE THE CASH SURRENDER VALUE AND DEATH BENEFIT FIGURES SHOWN ARE
     APPLICABLE ONLY TO THE 1986 CONTRACTS. THIS FIRST OCCURS AT THE TIME WHEN THE 1984 CONTRACTS WOULD BECOME PAID-UP. FOR A
     HYPOTHETICAL GROSS INVESTMENT RETURN OF 0%, THE SECOND SCHEDULED PREMIUM WILL BE $3,355.58. FOR A GROSS RETURN OF 4%, THE
     SECOND SCHEDULED PREMIUM WILL BE $1,732.02. FOR A GROSS RETURN OF 8%, THE SECOND SCHEDULED PREMIUM WILL BE $554.80. FOR A GROSS
     RETURN OF 12%, THE SECOND SCHEDULED PREMIUM WILL BE $554.80. THE PREMIUMS ACCUMULATED AT 4% INTEREST IN COLUMN 2 ARE THOSE
     PAYABLE IF THE GROSS INVESTMENT RETURN IS 4%. FOR AN EXPLANATION OF WHY THE SCHEDULED PREMIUM MAY INCREASE ON THE PREMIUM
     CHANGE DATE, SEE PREMIUMS.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN
AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES
OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF
RETURN AVERAGED 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT
YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR
ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                 T1

                                            VARIABLE APPRECIABLE LIFE INSURANCE CONTRACT
                                                  FORM B -- VARIABLE DEATH BENEFIT
                                                     MALE PREFERRED ISSUE AGE 35
                                                  $60,000 GUARANTEED DEATH BENEFIT
                                          $554.80 MINIMUM INITIAL SCHEDULED PREMIUM (1) (3)
                                                  USING CURRENT SCHEDULE OF CHARGES


                                            DEATH BENEFIT (2)                                    CASH SURRENDER VALUE (2)
                           ---------------------------------------------------- ----------------------------------------------------
                                  ASSUMING HYPOTHETICAL GROSS (AND NET)                ASSUMING HYPOTHETICAL GROSS (AND NET)
               PREMIUMS                ANNUAL INVESTMENT RETURN OF                         ANNUAL INVESTMENT RETURN OF
  END OF     ACCUMULATED   ---------------------------------------------------- ----------------------------------------------------
  POLICY    AT 4% INTEREST   0% GROSS     4% GROSS     8% GROSS     12% GROSS     0% GROSS     4% GROSS     8% GROSS     12% GROSS
   YEAR      PER YEAR (3)  (-1.11% NET)  (2.89% NET)  (6.89% NET)  (10.89% NET) (-1.11% NET)  (2.89% NET)  (6.89% NET)  (10.89% NET)
  ------    -------------- ------------  -----------  -----------  ------------ ------------  -----------  -----------  ------------
     1         $    577       $60,000      $60,016     $ 60,033      $ 60,050      $     0      $     0      $     0      $      0
     2         $  1,177       $60,000      $60,031     $ 60,080      $ 60,131      $   224      $   272      $   322      $    373
     3         $  1,801       $60,000      $60,048     $ 60,146      $ 60,251      $   526      $   619      $   718      $    822
     4         $  2,450       $60,000      $60,065     $ 60,231      $ 60,412      $   817      $   970      $ 1,137      $  1,317
     5         $  3,125       $60,000      $60,085     $ 60,338      $ 60,621      $ 1,099      $ 1,326      $ 1,579      $  1,862
     6         $  3,827       $60,000      $60,135     $ 60,498      $ 60,913      $ 1,509      $ 1,825      $ 2,188      $  2,604
     7         $  4,557       $60,000      $60,190     $ 60,686      $ 61,270      $ 1,934      $ 2,355      $ 2,851      $  3,435
     8         $  5,317       $60,000      $60,251     $ 60,906      $ 61,698      $ 2,347      $ 2,889      $ 3,544      $  4,335
     9         $  6,106       $60,000      $60,318     $ 61,160      $ 62,205      $ 2,749      $ 3,426      $ 4,268      $  5,313
    10         $  6,927       $60,000      $60,393     $ 61,451      $ 62,802      $ 3,140      $ 3,968      $ 5,026      $  6,377
    15         $ 11,553       $60,000      $61,226     $ 64,043      $ 68,202      $ 4,551      $ 6,467      $ 9,284      $ 13,443
    20         $ 17,182       $60,000      $62,629     $ 68,640      $ 79,001      $ 5,566      $ 9,090      $15,100      $ 25,462
    25         $ 24,029       $60,000      $64,994     $ 76,321      $ 99,320      $ 5,933      $11,582      $22,910      $ 45,909
30 (AGE 65)    $ 32,361       $60,750      $68,953     $ 88,654      $135,852      $ 5,250      $13,453      $33,154      $ 80,352
    35         $ 51,418       $62,650      $68,672     $ 92,335      $203,463      $16,952      $22,974      $46,637      $138,102
    40         $ 74,605       $63,808      $69,609     $101,420      $315,282      $27,418      $33,219      $65,030      $234,633
    45         $102,814       $64,702      $72,369     $118,657      $490,772      $36,441      $44,108      $90,395      $393,276

----------------

(1)  IF PREMIUMS ARE PAID MORE FREQUENTLY THAN ANNUALLY, THE INITIAL PAYMENTS WOULD BE $284.80 SEMI-ANNUALLY, $145.40 QUARTERLY OR
     $50 MONTHLY. THE ULTIMATE PAYMENTS WOULD BE $1,775.20 SEMI-ANNUALLY, $897.80 QUARTERLY OR $302.60 MONTHLY. THE DEATH BENEFITS
     AND CASH SURRENDER VALUES WOULD BE SLIGHTLY DIFFERENT FOR A CONTRACT WITH MORE FREQUENT PREMIUM PAYMENTS.

(2)  ASSUMES NO CONTRACT LOAN HAS BEEN MADE.

(3)  VALUES SHOWN IN THE TABLE ARE APPLICABLE TO BOTH THE ORIGINAL CONTRACTS (THE "1984 CONTRACTS") AND THE REVISED CONTRACTS THAT
     FIRST BEGAN TO BE ISSUED IN SEPTEMBER OF 1986 (THE "1986 CONTRACTS"), EXCEPT WHERE THE DEATH BENEFIT HAS BEEN INCREASED TO THE
     CONTRACT FUND DIVIDED BY THE NET SINGLE PREMIUM, IN WHICH CASE THE CASH SURRENDER VALUE AND DEATH BENEFIT FIGURES SHOWN ARE
     APPLICABLE ONLY TO THE 1986 CONTRACTS. THIS FIRST OCCURS AT THE TIME WHEN THE 1984 CONTRACTS WOULD BECOME PAID-UP. FOR A
     HYPOTHETICAL GROSS INVESTMENT RETURN OF 0%, THE SECOND SCHEDULED PREMIUM WILL BE $3,365.28. FOR A GROSS RETURN OF 4%, THE
     SECOND SCHEDULED PREMIUM WILL BE $2,138.58. FOR A GROSS RETURN OF 8%, THE SECOND SCHEDULED PREMIUM WILL BE $554.80. FOR A GROSS
     RETURN OF 12%, THE SECOND SCHEDULED PREMIUM WILL BE $554.80. THE PREMIUMS ACCUMULATED AT 4% INTEREST IN COLUMN 2 ARE THOSE
     PAYABLE IF THE GROSS INVESTMENT RETURN IS 4%. FOR AN EXPLANATION OF WHY THE SCHEDULED PREMIUM MAY INCREASE ON THE PREMIUM
     CHANGE DATE, SEE PREMIUMS.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE
DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN
AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES
OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF
RETURN AVERAGED 0%, 4%, 8%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT
YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR
ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                                                 T2